RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Accounts payable and accrued liabilities	$ 51,480	$ 105,181